Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Item]
Debt securities		$ 14,141	$ 13,562
of which: government bills / bonds		8,492	8,778
Loans to financial advisors	[1]	2,877	3,291
Fee- and commission-related receivables		1,521	1,643
Finance lease receivables	[2]	1,444	1,091
Settlement and clearing accounts		587	1,050
Accrued interest income		742	694
Other		1,669	1,233
Total other financial assets measured at amortized cost		22,980	22,563
Increase in finance lease receivables upon adoption of IFRS 16		176
UBS AG
Disclosure Of Financial Assets [Line Item]
Debt securities		14,141	13,562
of which: government bills / bonds		8,492	8,778
Loans to financial advisors	[1]	2,877	3,291
Fee- and commission-related receivables		1,520	1,644
Finance lease receivables	[2]	1,444	1,091
Settlement and clearing accounts		587	1,039
Accrued interest income		742	700
Other		1,701	1,310
Total other financial assets measured at amortized cost		23,012	$ 22,637
Increase in finance lease receivables upon adoption of IFRS 16		$ 176

[1]	Related to financial advisors in the US and Canada
[2]	Upon adoption of IFRS 16 on 1 January 2019, Finance lease receivables increased by USD 176 million. Refer to Note 1 for more information.